Employee Benefit Plans - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Current year actuarial (gain) loss	$ (33,677)	$ 117,867	$ (27,672)
Recognition of actuarial loss	(31,000)	(39,721)	(38,034)
Current year prior service cost	3,327	0	4,768
Recognition of prior service credit	67	147	350
Recognition of curtailment loss	(155)	0	0
Other	(50)	0	0
Total recognized in other comprehensive (loss) income	(61,488)	78,293	(60,588)
Total recognized in net periodic benefit income and other comprehensive (loss) income	$ (77,693)	$ 62,518	$ (73,226)